Consolidated Statements of Changes in Equity - CAD ($)	Common shares [Member]	Reserves [Member]	Shares to be issued [Member]	Other comprehensive income (loss) [Member]	Deficit [Member]	Total
Balance at Apr. 30, 2023	$ 237,460,259	$ 30,324,553	$ 0	$ 9,465,293	$ (45,102,779)	$ 232,147,326
Balance (shares) at Apr. 30, 2023	207,938,329
Shares issued pursuant to private placement and prospectus	$ 34,500,000					34,500,000
Shares issued pursuant to private placement and prospectus (shares)	23,000,000
Shares issued pursuant to property acquisition			882,830			882,830
Shares issued pursuant to exercise of warrants, options, and RSUs	$ 2,456,705	(330,858)				2,125,847
Shares issued pursuant to exercise of warrants, options, and RSUs (shares)	1,703,706
Share issuance costs - cash	$ (2,899,442)					(2,899,442)
Share issuance costs - finders warrants	742,418	(742,418)				0
Stock based compensation - options		5,059,733				5,059,733
Stock based compensation - RSUs		777,014				777,014
Net loss and other comprehensive loss for the year				12,462,040	(15,948,389)	(3,486,349)
Ending balance at Apr. 30, 2024	$ 270,775,104	36,572,860	882,830	21,927,333	(61,051,168)	$ 269,106,959
Ending balance (shares) at Apr. 30, 2024	232,642,035					232,642,035
Shares issued pursuant to property acquisition	$ 3,946,345		7,576,031			$ 11,522,376
Shares issued pursuant to property acquisition (shares)	1,717,978
Shares issued pursuant to over-allotment options, bough deal and ATM	$ 108,115,830					108,115,830
Shares issued pursuant to over-allotment options, bough deal and ATM (shares)	42,455,156
Shares issued pursuant to exercise of warrants, options, and RSUs	$ 38,455,332	(784,519)				37,670,813
Shares issued pursuant to exercise of warrants, options, and RSUs (shares)	21,559,291
Stock based compensation - options		8,119,184				8,119,184
Stock based compensation - RSUs		1,549,280				1,549,280
Distribution to shareholders from Visla Royalties Corp.					(6,669,084)	(6,669,084)
Net loss and other comprehensive loss for the year				(13,013,933)	(7,850,997)	(20,864,930)
Ending balance at Apr. 30, 2025	$ 421,292,611	$ 45,456,805	$ 8,458,861	$ 8,913,400	$ (75,571,249)	$ 408,550,428
Ending balance (shares) at Apr. 30, 2025	298,374,460					298,374,460